Stock-based Compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock-based Compensation
14. Stock-based Compensation
In 2009, the Company adopted the 2009 Stock Plan (the “Plan”). The Plan provides for the granting of incentive stock options (“ISOs”), nonqualified stock options (“NSOs”), stock bonuses, and rights to acquire restricted stock to employees, directors and consultants. The Company has reserved 55,305,506 shares of common stock for issuance under the Plan.
Under the Plan, the exercise price of an option cannot be less than 100% of the fair value of one share of common stock for incentive or non-qualified
stock options, and not less than 110% of the fair value for stockholders owning greater than 10% of all classes of stock, as determined by the Board of Directors. Options under the Plan generally expire after ten years. Under the Plan, the Board of Directors determines when the options granted will become exercisable. Options granted under the Plan generally vest 1/4 one year from the grant date and then 1/48 each month over the following three years and are exercisable for up to 10 years after the date of the grant. The Plan allows for exercise of unvested options with repurchase rights over the restricted common stock issued at the original exercise price. The repurchase rights lapse at the same rate as the options vest.
A summary of activity under the Plan presented on an as converted basis to reflect the impact of the retroactive application of the recapitalization using the Exchange Ratio is as follows:

	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Balances as of December 31, 2019	42,846,649	$0.34	6.82	$5,821
Retroactive application of recapitalization	(33,618,799)	1.24	—	—

Adjusted balance as of December 31, 2019	9,227,850	1.58	6.82	5,821
Options granted	2,354,549	5.69
Options exercised	(214,721)	1.77
Options forfeited	(187,440)	2.29
Options expired	(114,580)	1.63

Balances as of December 31, 2020	11,065,658	$2.61	7.21	$46,516

Options vested and exercisable – December 31, 2020	8,015,888	$2.09	6.48	$37,854

The weighted-average grant date fair value of stock options granted to employees was $3.79 and $1.58 during the years ended December 31, 2020 and 2019, respectively. The intrinsic value of options ex
e
rcised was $1.1 million and less than $0.1 million during the years ended December 31, 2020 and 2019.
Significant Assumptions in Estimating Option Fair Value
The Company uses the Black-Scholes model for estimating the fair value of options granted and used the following assumptions for options:

	Year Ended December 31,
	2020	2019
Volatility	71.41%	69.10%
Risk-free interest rate	0.49%	2.47%
Expected term (in years)	5.82	5.83
Dividend yield	—%	—%
Fair Value of Common Stock
—The fair value of the common stock underlying the stock option awards was determined by the Board. Given the absence of a public trading market, the Board considered numerous objective and subjective factors to determine the fair value of the Company’s common stock at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of common stock; (ii) the rights, preferences, and privileges of convertible preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) stage and development of the Company’s business; (v) general economic conditions; and (vi) the likelihood of achieving a liquidity event, such as an initial public offering (“IPO”) or sale of the Company, given prevailing market conditions. To evaluate the fair value of the underlying shares for grants between two independent valuations and after the last independent valuation, a linear interpolation framework was used to evaluate the fair value of the underlying shares.
Volatility
—The volatility is based on a peer group in the industry in which the Company does business.

Risk-Free Interest Rate
—The risk-free interest rate is based on the U.S. Treasury yield in effect at the time the options are granted for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term of the option.
Dividend Yield
—The Company has not historically paid dividends. It is possible that the Company will declare a dividend related to future years’ earnings but as this is unlikely, a zero percent yield was used.
Expected Term
—The expected term is based upon the Company’s consideration of the historical life of options, the vesting period of the option granted, and the contractual period of the option granted. The Company has a limited history of granting options, accordingly, the expected life was calculated using the simplified
method.
Stock-Based Compensation Expense
The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2020	2019
Sales and marketing	$396	$364
Research and development	1,211	901
General and administrative	2,935	266

Total stock-based compensation expense	$4,542	$1,531

As of December 31, 2020, the Company had approximately $8.0 million of remaining unrecognized stock-based compensation expense, which is expected to be recognized over a weighted average period of 3.2 years.